ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
10.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other liabilities consisted of the following:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Payroll and welfare payable	106,429	98,581	15,108
Taxes payable	17,584	14,476	2,219
Interest payable	672	503	77
Accrued other operating expenses	24,653	30,212	4,630
Accrual for purchase of property and equipment	10,771	10,612	1,626
Payable for acquisition consideration (Note 4)	18,075	1,750	268
Others	24,624	8,059	1,236
	202,808	164,193	25,164